Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Schedule of cash and cash equivalents

(a)This caption is made up as follows:

	2019	2018
	US$(000)	US$(000)

Cash	304	347
Bank accounts (b)	37,836	57,078
Time deposits (c)	171,906	311,775
	210,046	369,200

(b)Bank accounts earn interest at floating rates based on market rates.

(c)As of December 31, 2019 and 2018, time deposits were kept in prime financial institutions, which generated interest at annual market rates and have current maturities, according to the immediate cash needs of the Group.

Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Schedule of detailed information about cash and cash equivalents	(a)This caption is made up as follows:

	2019	2018
	US$(000)	US$(000)

Petty cash	22	33
Bank accounts	56,822	111,319
Term deposits (b)	761,659	611,856

	818,503	723,208

Schedule of detailed information about term deposits balance	(b)The term deposit balance is made up as follows:

	2019	2018
	US$(000)	US$(000)

JP Morgan	501,916	401,495
Citibank	214,282	210,361
BNP Paribas	45,461	—

	761,659	611,856

Sociedad Minera Cerro Verde S.A.A. [Member]
Cash and cash equivalents
Schedule of detailed information about cash and cash equivalents

This item is made up as follows:

	December 31,	December 31,
	2019	2018
	US$(000)	US$(000)

Cash in banks	10,119	3,679
Cash equivalents (a)	471,372	497,503

	481,491	501,182

(a)Cash equivalents as of December 31, 2019, includes short-term deposits with Scotiabank Peru of US$125.0 million, Citibank NY of US$85.1 million, Banco BBVA Peru of US$50.0 million and a portfolio of investments in highly marketable liquid investments (investments classified as “AAA” by Standard & Poor’s and Moody’s) of US$211.3 million, which yield variable returns, and are classified as cash equivalents because they are readily convertible to known amounts of cash and management plans to use them for its short-term cash needs. Because of the short maturity of these investments (i.e., less than 90 days), the carrying amount of these investments corresponds to their fair value at the date of the financial statements. Changes in the fair value of these investments are insignificant.